Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
REVENUES:
Leasing revenue	$ 0	$ 112,118	$ 141,211
Service revenue (including amortization of above market acquired drilling contracts), net	941,903	587,531	264,501
Total Revenues	941,903	699,649	405,712
EXPENSES:
Drilling rigs and drillships operating expenses	563,583	281,833	119,369
Depreciation and amortization	224,479	162,532	75,092
Loss on disposals	133	754	1,458
General and administrative expenses	83,647	46,718	20,566
Legal settlements and other, net (Note 17)	4,524	0	0
Operating income	65,537	207,812	189,227
OTHER INCOME / (EXPENSES):
Interest and finance costs (Note 14)	(116,427)	(63,752)	(8,418)
Interest income	553	9,810	12,464
Loss on interest rate swaps (Note 10)	(36,974)	(33,455)	(40,303)
Other, net	(1,068)	2,311	2,227
Total other income/(expenses), net	(153,916)	(85,086)	(34,030)
INCOME/(LOSS) BEFORE INCOME TAXES	(88,379)	122,726	155,197
Income taxes (Note 15)	(43,957)	(27,428)	(20,436)
NET INCOME/(LOSS)	$ (132,336)	$ 95,298	$ 134,761
EARNINGS/(LOSS) PER SHARE, BASIC AND DILUTED	$ (1.00)	$ 0.72	$ 1.30
WEIGHTED AVERAGE NUMBER OF COMMON SHARES, BASIC AND DILUTED (Note 12)	131,696,935	131,696,928	103,908,279